Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Raw materials and consumables	$ 1,489	$ 1,531	$ 1,422
Inventories in process	2,282	2,325	1,864
Finished goods and goods for resale	1,517	1,568	1,413
Inventories	5,288	5,424	4,699
Cost Of inventories recognized as expense	7,001	6,038	9,618
Inventory write-downs	664	$ 574	$ 479
Andexxa
Disclosure of disaggregation of revenue from contracts with customers [line items]
Inventory write-downs	$ 407